Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Data
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Net revenues:
European Union	$28,303	$27,338	$29,768
Eastern Europe, Middle East & Africa	20,695	19,272	17,452
Asia	20,987	21,071	19,590
Latin America & Canada	10,044	9,712	9,536
Net revenues(1)	$80,029	$77,393	$76,346
Earnings before income taxes:
Operating companies income:
European Union	$4,238	$4,187	$4,560
Eastern Europe, Middle East & Africa	3,779	3,726	3,229
Asia	4,622	5,197	4,836
Latin America & Canada	1,134	1,043	988
Amortization of intangibles	(93)	(97)	(98)
General corporate expenses	(187)	(210)	(183)
Less:
Equity (income)/loss in unconsolidated subsidiaries, net	22	17	10
Operating income	13,515	13,863	13,342
Interest expense, net	(973)	(859)	(800)
Earnings before income taxes	$12,542	$13,004	$12,542

(1) Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

Depreciation Expense and Capital Expenditures by Segment

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Depreciation expense:
European Union	$190	$181	$210
Eastern Europe, Middle East & Africa	227	211	227
Asia	277	315	358
Latin America & Canada	85	84	90
	779	791	885
Other	10	10	10
Total depreciation expense	$789	$801	$895
Capital expenditures:
European Union	$480	$391	$382
Eastern Europe, Middle East & Africa	247	197	133
Asia	317	277	208
Latin America & Canada	156	127	140
	1,200	992	863
Other	—	64	34
Total capital expenditures	$1,200	$1,056	$897

Long-Lived Assets By Segment

	At December 31,
(in millions)	2013	2012	2011
Long-lived assets:
European Union	$3,403	$3,065	$2,938
Eastern Europe, Middle East & Africa	1,265	1,215	1,094
Asia	1,758	1,824	1,681
Latin America & Canada	759	719	678
	7,185	6,823	6,391
Other	208	139	146
Total long-lived assets	$7,393	$6,962	$6,537